Financial Instruments - Summary of Impact on Consolidated Net Income and Other Comprehensive Income of Variation of Foreign Exchange Rates on Financial Instruments Subject to Foreign Exchange Risks (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
USD / CAD [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	5.00%	5.00%
Impact on Net income	$ 208.6	$ (116.6)
Impact on Other comprehensive income	$ 55.2	$ (31.8)
Euro / CAD [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	5.00%	5.00%
Impact on Net income	$ 1.7	$ (0.6)
Other [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	3.00%	8.00%
Impact on Net income	$ 4.7	$ 9.8
Impact on Other comprehensive income	$ (0.4)	$ 26.3